Investments - Additional Information (Detail) R$ in Thousands, $ in Millions	Nov. 04, 2024 BRL (R$)	Jun. 28, 2024 BRL (R$)	Oct. 29, 2024 USD ($) shares	Oct. 29, 2024 BRL (R$) shares	Mar. 07, 2024 USD ($)
Compass business combination [Member]
Disclosure of subsidiaries [line items]
Earn-out of up to an additional stake in the combined entity			7.50%	7.50%
Cash transferred			$ 352	R$ 201,372
Compass business combination [Member] | Classes of ordinary shares [domain]
Disclosure of subsidiaries [line items]
Business combination of assets under management | $					$ 50,000
Acquisition Of Share At Business Combination Consideration | shares			11,783,384	11,783,384
MAV Business Combination [Member]
Disclosure of subsidiaries [line items]
Cash transferred		R$ 5,000
Lacan Ativos Reais Business Combination [Member]
Disclosure of subsidiaries [line items]
Cash transferred	R$ 70,000
Mexican Associates [Member] | Investments accounted for using equity method [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	0.04%
Mexican Associates [Member] | Investments accounted for using equity method [member] | Top of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	1.89%
Vinci Compass [Member] | MAV Business Combination [Member]
Disclosure of subsidiaries [line items]
Consideration paid (received)		5,000
Amount Of Payment In Each Deal		10,000
Asset under management		R$ 540,000
Vinci Compass [Member] | Lacan Ativos Reais Business Combination [Member]
Disclosure of subsidiaries [line items]
Consideration paid (received)	R$ 70,000
Asset under management	R$ 1,500,000